SIGNIFICANT ACCOUNTING POLICIES (Gains and Losses Recorded for Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 04, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	$ (1,048)	$ (569)
Gain (loss) recognized in Statements of Operations	1,542	418
Notional amount of derivative instrument	0	17,012
Value of loan hedged with interest rate swap			40,000
Interest Rate Swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(206)	176
Interest Rate Swap [Member] | Financial expenses [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(43)	(53)
Foreign exchange option and forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(842)	(745)
Foreign exchange option and forward contracts [Member] | Operating income (expenses) [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(540)	1,235
Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss recorded in accumulated other comprehensive income	(842)	0
Notional amount of derivative instrument	12,351	0
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Foreign exchange forward contracts [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	937	124
Lease embedded derivative [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	1,023	(988)
Cash Fee [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Cash Fee [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	$ 165	$ 100